CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net loss	$ (66,467)	$ (69,050)	$ (49,886)
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss on extinguishment of debt	221	18,863	1,557
Depreciation and amortization	270,362	281,933	301,304
Asset impairment	27,677	16,892	13,075
Equity in loss (earnings) of unconsolidated ventures	3,488	(1,432)	(168)
Distributions from unconsolidated ventures from cumulative share of net earnings	1,507	1,282	775
Amortization of deferred gain	(4,372)	(4,373)	(4,343)
Amortization of entrance fees	(25,362)	(23,966)	(22,782)
Proceeds from deferred entrance fee revenue	40,105	38,378	37,486
Deferred income tax provision (benefit)	(525)	383	(33,925)
Change in deferred lease liability	6,668	8,608	10,521
Change in fair value of derivatives and amortization	364	3,878	4,118
Loss (gain) on sale of assets and unconsolidated ventures	332	(1,180)	(2,509)
Loss (gain) on acquisition	636	(1,982)	0
Noncash gain on facility lease termination	(11,584)	0	0
Lessor cash reimbursement for tenant incentive	0	1,251	0
Change in future service obligation	2,188	0	(1,064)
Non-cash stock-based compensation	25,520	19,856	20,759
Other	(487)	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	(3,415)	(5,367)	(7,956)
Prepaid expenses and other assets, net	8,687	(22,934)	(22,050)
Accounts payable and accrued expenses	4,854	13,721	(11,775)
Tenant refundable fees and security deposits	(1,547)	(2,186)	(3,158)
Deferred revenue	12,119	(4,148)	(1,735)
Net cash provided by operating activities	290,969	268,427	228,244
Cash Flows from Investing Activities
Increase in lease security deposits and lease acquisition deposits, net	(7,999)	(3,088)	(2,175)
(Increase) decrease in cash and escrow deposits - restricted	(4,810)	56,176	4,705
Purchase of marketable securities - restricted	(1,557)	(32,724)	0
Sale of marketable securities - restricted	35,124	1,431	0
Additions to property, plant and equipment, and leasehold intangibles, net of related payables	(208,412)	(160,131)	(93,681)
Acquisition of assets, net of related payables and cash received	(272,523)	(88,682)	(57,948)
Purchase of Horizon Bay Realty, L.L.C., net of cash acquired	0	5,516	0
Payments on notes receivable, net	131	1,484	1,079
Investment in unconsolidated ventures	(5,368)	(13,990)	(660)
Distributions received from unconsolidated ventures	350	206	97
Proceeds from sale of unconsolidated venture	0	0	675
Proceeds from sale of assets, net	9,243	30,817	12,079
Other	487	(914)	(676)
Net cash used in investing activities	(455,334)	(203,899)	(136,505)
Cash Flows from Financing Activities
Proceeds from debt	372,291	482,669	414,795
Repayment of debt and capital lease obligations	(191,835)	(898,565)	(476,527)
Proceeds from line of credit	375,000	225,000	60,000
Repayment of line of credit	(360,000)	(160,000)	(60,000)
Proceeds from issuance of convertible notes, net	0	308,212	0
Issuance of warrants	0	45,066	0
Purchase of bond hedge	0	(77,007)	0
Payment of financing costs, net of related payables	(5,563)	(8,712)	(8,541)
Other	(342)	(1,287)	(763)
Refundable entrance fees:
Proceeds from refundable entrance fees	42,600	29,611	36,420
Refunds of entrance fees	(27,356)	(25,754)	(21,060)
Cash portion of loss on extinguishment of debt	(118)	(17,040)	(179)
Recouponing and payment of swap termination	(1,908)	(99)	(20,427)
Purchase of treasury stock	0	(17,613)	0
Net cash provided by (used in) financing activities	202,769	(115,519)	(76,282)
Net increase (decrease) in cash and cash equivalents	38,404	(50,991)	15,457
Cash and cash equivalents at beginning of year	30,836	81,827	66,370
Cash and cash equivalents at end of year	$ 69,240	$ 30,836	$ 81,827